SCHEDULE OF ACCOUNTS AND NOTES PAYABLE (Details) - Nonrelated Party [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 13,832	$ 14,382
Total	$ 13,832	$ 14,382